NATURE OF OPERATIONS AND GOING CONCERN (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NATURE OF OPERATIONS AND GOING CONCERN
Accumulated deficit	$ 357,337,052	$ 309,764,432
Shareholders' equity	419,097,255	66,570,705	$ 65,503,020
Working capital	62,559,017
Loss for the year	47,572,620	50,268,354
Negative cash flow from operating activities	$ 55,147,267	$ 55,683,060